Consolidated Statements of Cash Flows - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Cash flows from operating activities
Profit before taxation	R$ 271,814	R$ 257,842	R$ 212,600
Adjustments to reconcile net income to cash flows from operations:
Depreciation and amortization	15,786	13,729	13,228
Investment income of financial instruments at fair value through profit or loss	(86,047)	(24,787)	(8,251)
Finance expense on liabilities at amortized cost	0	0	203
Interest expense on loans and obligations	5,804	0	0
Interest on contingent consideration	(13,971)	0	0
Allowance for expected credit loss	(4)	21	59
Share based payments	14,276	3,670	0
Financial result on lease agreements	8,969	12,084	11,691
Adjustments To Reconcile Profit Loss Other Than Changes In Working Capital	216,627	262,559	229,530
Changes in assets and liabilities
Accounts receivables	(10,064)	11,819	(813)
Taxes recoverable	(1,389)	(1,992)	15
Other assets	(11,286)	7,716	(7,549)
Trade payables	392	(208)	713
Accounts payable	156	(667)	(858)
Labor and social security obligations	(21,349)	65,575	9,776
Taxes and contributions payable	(1,705)	1,105	(5,246)
Increase Decrease In Working Capital	(45,245)	83,348	(3,962)
Cash generated from operations	171,382	345,907	225,568
Income tax paid	(53,482)	(57,215)	(30,242)
Net cash inflow from operating activities	117,900	288,692	195,326
Cash flows from investing activities
Payment for acquisition of subsidiary	(80,000)	0	0
Cash and cash equivalent increased from business combination	497	0	0
Purchases of property and equipment and additions to intangible assets	(6,476)	(3,091)	(2,016)
Acquisition of non-controlling quotas	0	0	(1,183)
Purchase of financial instruments at fair value through profit or loss	(341,157)	(1,420,834)	(375,006)
Sales of financial instruments at fair value through profit or loss	558,974	103,953	453,517
Net cash (outflow) from investing activities	131,838	(1,319,972)	75,312
Cash flows from financing activities
Proceeds from the issuance of shares/quotas	0	1,392,403	135
Capital increase (decrease) of non-controlling interests in the equity of subsidiaries	2,988	0	(900)
Transactions costs paid	0	(19,051)	0
Treasury shares acquisition paid	(63,353)	(50,831)	0
Lease payments, net of sublease received	(22,848)	(18,534)	(16,497)
Borrowings acquisitions (payments)	79,026	0	0
Dividends paid	(211,320)	(255,963)	(176,287)
Net cash (outflow) from financing activities	(215,507)	1,048,024	(193,549)
Net increase (decrease) in cash and cash equivalents	34,231	16,744	77,089
Cash and cash equivalents at the beginning of the year	102,569	83,449	3,896
Foreign exchange variation of cash and cash equivalents in subsidiary	(219)	2,376	2,464
Cash and cash equivalents at the end of the year	R$ 136,581	R$ 102,569	R$ 83,449